Liquidity and Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern [Abstract]
Net loss	$ (4,583)	$ (5,959)	$ (58,932)	$ (6,594)	$ (10,542)	$ (65,526)	$ (65,393)	$ (57,720)
Net cash used in operating activities					(2,856)	$ (7,362)	(16,147)	(29,225)
Accumulated deficit	(472,343)				(472,343)		(461,801)	(396,408)
Working capital					(5,500)		1,900
Cash and cash equivalents	$ 974				$ 974		3,512	$ 894	$ 22,932
Cash in operations							$ 16,100